United States
Securities and Exchange Commission
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811-05069
EquiTrust Variable Insurance Series Fund
(Exact name of registrant as specified in charter)
5400 University Avenue, West Des Moines IA 50266-5997
(Address of principal executive offices) (Zip code)
Kristi Rojohn, 5400 University Avenue, West Des Moines IA 50266-5997
(Name and address of agent for service)
Registrant’s telephone number, including area code: 515/225-5400
Date of fiscal year end: December 31, 2009
Date of reporting period: September 30, 2009

Item 1. Schedules of Investments.
EQUITRUST VARIABLE INSURANCE SERIES FUND
SCHEDULE OF INVESTMENTS
BLUE CHIP PORTFOLIO
SEPTEMBER 30, 2009
(Unaudited)

	Shares
	Held	Value
COMMON STOCKS (96.08%)
BUSINESS SERVICES (5.22%)
Microsoft Corp.	91,883	$2,378,851
Oracle Corp.	57,149	1,190,985

		3,569,836
CHEMICALS AND ALLIED PRODUCTS (17.52%)
Abbott Laboratories	24,755	1,224,630
Amgen Inc. (1)	17,835	1,074,202
Bristol-Myers Squibb Co.	41,053	924,514
Colgate-Palmolive Co.	6,950	530,146
Dow Chemical Co. (The)	10,505	273,865
E. I. du Pont de Nemours and Co.	15,756	506,398
Eli Lilly and Co.	17,662	583,376
Johnson & Johnson	42,710	2,600,612
Merck & Co., Inc.	31,708	1,002,924
Pfizer Inc.	44,377	734,439
Procter & Gamble Co. (The)	43,542	2,521,953

		11,977,059
COMMUNICATIONS (4.78%)
AT&T Inc.	34,855	941,434
CBS Corp.-Class B	12,084	145,612
Comcast Corp.-Class A	33,054	558,282
Time Warner Cable Inc.	4,141	178,436
Verizon Communications Inc.	36,562	1,106,732
Viacom Inc.-Class B (1)	12,084	338,835

		3,269,331
DEPOSITORY INSTITUTIONS (6.26%)
Bank of America Corp.	45,666	772,669
Citigroup Inc.	48,341	233,970
JPMorgan Chase & Co.	46,325	2,029,961
Wells Fargo & Co.	44,074	1,242,005

		4,278,605
EATING AND DRINKING PLACES (3.71%)
McDonald’s Corp.	44,467	2,537,732
ELECTRIC, GAS AND SANITARY SERVICES (2.73%)
Exelon Corp.	24,105	1,196,090
Southern Co. (The)	21,215	671,879

		1,867,969
ELECTRONIC AND OTHER ELECTRIC EQUIPMENT (7.14%)
Cisco Systems, Inc. (1)	61,023	1,436,481
General Electric Co.	84,256	1,383,484
Intel Corp.	57,041	1,116,292
Motorola, Inc.	37,189	319,454
Texas Instruments Inc.	26,461	626,861

		4,882,572
FOOD AND KINDRED PRODUCTS (4.76%)
Coca-Cola Co. (The)	31,034	1,666,526
Kraft Foods Inc.	26,424	694,158
PepsiCo, Inc.	15,208	892,101

		3,252,785

	Shares
	Held	Value
FORESTRY (0.34%)
Weyerhaeuser Co.	6,270	229,796

GENERAL MERCHANDISE STORES (3.81%)
Target Corp.	11,900	555,492
Wal-Mart Stores, Inc.	41,773	2,050,637

		2,606,129
INDUSTRIAL MACHINERY AND EQUIPMENT (11.40%)
3M Co.	17,453	1,288,031
Applied Materials, Inc.	23,520	315,168
Caterpillar Inc.	28,044	1,439,499
Dell Inc. (1)	30,585	466,727
EMC Corp. (1)	37,308	635,728
Hewlett-Packard Co.	40,454	1,909,833
International Business Machines Corp.	14,526	1,737,455

		7,792,441
MOTION PICTURES (2.14%)
Time Warner Inc.	16,497	474,784
Walt Disney Co. (The)	36,092	991,086

		1,465,870
NON-DEPOSITORY CREDIT INSTITUTIONS (2.71%)
American Express Co.	54,692	1,854,059

PETROLEUM AND COAL PRODUCTS (10.99%)
Chevron Corp.	38,610	2,719,302
Exxon Mobil Corp.	69,936	4,798,309

		7,517,611
PRIMARY METAL INDUSTRIES (0.58%)
Alcoa Inc.	30,278	397,247

SECURITY AND COMMODITY BROKERS (0.55%)
Amerprise Financial, Inc.	10,349	375,979

TOBACCO PRODUCTS (3.72%)
Altria Group, Inc.	38,185	680,075
Philip Morris International Inc.	38,185	1,861,137

		2,541,212
TRANSPORTATION EQUIPMENT (7.72%)
Boeing Co. (The)	26,912	1,457,285
Honeywell International Inc.	37,254	1,383,986
United Technologies Corp.	40,007	2,437,627

		5,278,898

Total Common Stocks (Cost $59,072,252)		65,695,131

SHORT-TERM INVESTMENTS (3.78%)
MONEY MARKET MUTUAL FUND (0.20%)
JP Morgan U.S. Treasury Plus Money Market Fund (Cost $135,493)	135,493	135,493

	Principal
	Amount
COMMERCIAL PAPER (0.55%)
PETROLEUM AND COAL PRODUCTS
Chevron Corp., 0.14%, due 10/06/09 (Cost $375,000)	$375,000	375,000

UNITED STATES GOVERNMENT AGENCIES (3.03%)
Federal Home Loan Bank, due 10/16/09	900,000	899,974
Federal Home Loan Bank, due 10/28/09	1,175,000	1,174,965

Total United States Government Agencies (Cost $2,074,939)		2,074,939

Total Short-Term Investments (Cost $2,585,432)		2,585,432

	Principal
	Amount
Total Investments (Cost $61,657,684) (99.86%)		68,280,563

OTHER ASSETS LESS LIABILITIES (0.14%)
Cash, receivables, prepaid expense and other assets, less liabilities		93,731

Total Net Assets (100.00%)		$68,374,294

(1)  Non-income producing securities.
UNREALIZED APPRECIATION (DEPRECIATION)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the portfolios as of the period end were as follows:

Unrealized Appreciation	$19,797,153
Unrealized Depreciation	(13,174,274)

Net Unrealized Appreciation (Depreciation)	6,622,879

Cost for federal income tax purposes	$61,657,684
VALUATION
The Portfolio values its investment securities that are traded on any national exchange at the last sale price on the day of valuation or, lacking any sales, at the mean between the closing bid and asked prices. Investments traded in the over-the-counter market are valued at the mean between the bid and asked prices or yield equivalent. In situations where market quotations are not readily available or quoted market prices are not reliable, investments are valued at fair value in accordance with the procedures adopted by the Fund’s Board of Directors. Short-term investments are valued at market value, except that obligations maturing in 13 months or less are valued using the amortized cost method of valuation, which approximates market value. Under the amortized cost method, a security is valued at its cost on the date of purchase and thereafter is adjusted to reflect a constant amortization to maturity of the difference between the principal amount due at maturity and the cost of the investment to the portfolio.
Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:
Level 1 — quoted prices in active markets for identical securities on the measurement date
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term investments maturing in 13 months or less are valued using amortized cost. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.
The following is a summary of inputs used to value the Portfolio’s net assets as of September 30, 2009:

Valuation	Investment in
Inputs	Securities
Level 1-Quoted Prices:
Common stocks	$65,695,131
Money market mutual fund	135,493
Level 2-Other Significant Observable Inputs:
Debt securities issued by US government agencies	2,074,939
Corporate debt securities	375,000
Level 3-Significant Unobservable Inputs:	—

Total	$68,280,563

EQUITRUST VARIABLE INSURANCE SERIES FUND
SCHEDULE OF INVESTMENTS
HIGH GRADE BOND PORTFOLIO
SEPTEMBER 30, 2009
(Unaudited)

	Principal
	Amount	Value
CORPORATE BONDS (37.82%)
CHEMICALS AND ALLIED PRODUCTS (7.25% )
Merck & Co. Inc., 5.00%, due 06/30/19	$1,500,000	$1,600,680
Pfizer Inc., 5.35%, due 03/15/15	1,800,000	1,985,274

		3,585,954
DEPOSITORY INSTITUTIONS (8.35%)
Comerica Bank, 5.20%, due 08/22/17	1,000,000	856,980
Fifth Third Bancorp, 5.45%, due 01/15/17	1,000,000	874,330
Goldman Sachs Group, Inc. (The), 5.125%, due 01/15/15	900,000	945,837
Huntington National Bank, 5.50%, due 02/15/16	700,000	545,244
PNC Preferred FD, 144A, 6.517%, due 12/31/49 (1)	1,500,000	902,265
Washington Mutual Bank, FA, 5.65%, due 08/15/14	750,000	1,500

		4,126,156
ELECTRIC, GAS AND SANITARY SERVICES (12.51%)
NorthWestern Corp., 6.34%, due 04/01/19	700,000	746,536
Oglethorpe Power Corp., 6.974%, due 06/30/11	208,000	218,608
PacifiCorp, 6.90%, due 11/15/11	750,000	829,792
Public Service of Colorado, 5.125%, due 06/01/19	1,500,000	1,623,510
South Carolina Electric & Gas Co., 6.50%, due 11/01/18	1,500,000	1,757,685
Westar Energy, Inc., 5.15%, due 01/01/17	1,000,000	1,008,050

		6,184,181
FOOD AND KINDRED PRODUCTS (2.06%)
Diageo Capital plc, 4.375%, due 05/03/10	1,000,000	1,020,120

FURNITURE AND FIXTURES (1.03%)
Steelcase Inc., 6.50%, due 08/15/11	500,000	507,200

HOLDING AND OTHER INVESTMENT OFFICES (1.29%)
Washington Real Estate Investment Trust, 5.25%, due 01/15/14	700,000	635,978

INSURANCE CARRIERS (4.37%)
Prudential Financial, Inc., 6.10%, due 06/15/17	1,500,000	1,538,265
SunAmerica Inc., 8.125%, due 04/28/23	700,000	620,739

		2,159,004
TRANSPORTATION — BY AIR (0.96%)
Continental Airlines, Inc. Pass-Through Certificates 1991-1 Class A, 6.545%, due 08/02/20	299,138	284,370
FedEx Corp. Pass-Through Certificates, 7.50%, due 01/15/18	179,232	193,930

		478,300

Total Corporate Bonds (Cost $19,666,407)		18,696,893

COMMERCIAL MORTGAGE PASS-THROUGH CERTIFICATES (2.26%)
TIAA Seasoned Commercial Mortgage Trust 2007-C4 Class AJ, 6.07%, due 08/01/39	1,500,000	1,118,326

Total Commercial Mortgage Pass-Through Certificates (Cost $1,484,755)		1,118,326

MORTGAGE-BACKED SECURITIES (45.86%)
FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) (12.64%)
3023 Class TG, 5.50%, due 08/01/35	822,774	835,676
3051 Class MY, 5.50%, due 10/01/25	1,000,000	1,048,820
Pool # A53146, 5.50%, due 10/01/36	1,078,623	1,131,599
Pool # A69436, 6.00%, due 12/01/37	535,988	565,815
Pool # G02562, 6.00%, due 01/01/37	834,336	883,275
Pool # G02648, 5.50%, due 12/01/36	952,927	999,730
Pool # G03803, 5.50%, due 01/01/38	745,971	782,026

		6,246,941

	Principal
	Amount	Value
FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) (11.81%)
Pool # 50276, 9.50%, due 02/01/20	579	651
Pool # 256103, 5.50%, due 02/01/26	562,015	595,454
Pool # 257306, 5.50%, due 08/01/38	2,318,954	2,427,412
Pool # 897144, 6.00%, due 09/01/36	577,500	611,194
Pool # 906224, 5.50%, due 01/01/37	1,257,539	1,319,106
Pool # 928570, 6.00%, due 08/01/37	839,483	887,674

		5,841,491
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) (21.41%)
2003-1 Class PE, 5.50%, due 07/01/32	1,000,000	1,056,186
2003-116 Class JC, 5.00%, due 05/01/30	1,000,000	1,036,414
Pool # 1512, 7.50%, due 12/01/23	10,402	11,570
Pool # 2631, 7.00%, due 08/01/28	15,410	16,859
Pool # 2658, 6.50%, due 10/01/28	26,538	28,688
Pool # 2701, 6.50%, due 01/01/29	35,182	38,037
Pool # 2796, 7.00%, due 08/01/29	26,522	29,066
Pool # 3039, 6.50%, due 02/01/31	9,635	10,408
Pool # 3040, 7.00%, due 02/01/31	16,440	18,027
Pool # 3188, 6.50%, due 01/01/32	59,390	63,931
Pool # 3239, 6.50%, due 05/01/32	56,130	60,421
Pool # 3261, 6.50%, due 07/01/32	112,240	120,820
Pool # 3320, 5.50%, due 12/01/32	465,257	492,608
Pool # 3333, 5.50%, due 01/01/33	388,274	410,765
Pool # 3375, 5.50%, due 04/01/33	58,757	62,160
Pool # 3390, 5.50%, due 05/01/33	258,504	273,479
Pool # 3403, 5.50%, due 06/01/33	439,444	464,900
Pool # 3458, 5.00%, due 10/01/33	425,396	443,286
Pool # 3499, 5.00%, due 01/01/34	621,244	647,029
Pool # 3556, 5.50%, due 05/01/34	636,463	672,476
Pool # 3623, 5.00%, due 10/01/34	1,029,549	1,072,279
Pool # 22630, 6.50%, due 08/01/28	14,944	16,155
Pool # 276337, 10.00%, due 08/01/19	3,654	4,118
Pool # 643816, 6.00%, due 07/01/25	816,357	869,268
Pool # 704189, 5.50%, due 01/01/39	1,056,891	1,111,221
Pool # 782604, 5.50%, due 03/01/39	1,478,048	1,554,028

		10,584,199

Total Mortgage-Backed Securities (Cost $21,576,472)		22,672,631

SHORT-TERM INVESTMENTS (13.67%)
COMMERCIAL PAPER (2.48%)
PETROLEUM & COAL PRODUCTS
Chevron Corp., 0.14%, due 10/09/09	500,000	500,000
Chevron Corp., 0.14%, due 10/13/09	375,000	375,000
Chevron Corp., 0.13%, due 10/19/09	350,000	350,000

Total Commercial Paper (Cost $1,225,000)		1,225,000

UNITED STATES GOVERNMENT AGENCIES (8.80%)
Federal Home Loan Bank, due 10/19/09	400,000	399,974
Federal Home Loan Bank, due 10/23/09	1,200,000	1,199,919
Federal Home Loan Bank, due 11/02/09	400,000	399,972
Federal Home Loan Mortgage Corp., due 10/13/09	700,000	699,984
Federal National Mortgage Assoc., due 10/13/09	250,000	249,992
Federal National Mortgage Assoc., due 11/04/09	1,400,000	1,399,960

Total United States Government Agencies (Cost $4,349,801)		4,349,801

UNITED STATES TREASURY OBLIGATIONS (2.02%)
U.S. Treasury Bills, due 10/22/09 (Cost $999,942)	1,000,000	999,942

	Shares
	Held
MONEY MARKET MUTUAL FUND (0.37%)
JPMorgan U.S. Treasury Plus Money Market Fund (Cost $184,130)	184,130	184,130

Total Short-Term Investments (Cost $6,758,873)		6,758,873

Total Investments (Cost $49,486,507) (99.61%)		49,246,723

OTHER ASSETS LESS LIABILITIES (0.39%)
Cash, receivables, prepaid expense and other assets, less liabilities		191,298

Total Net Assets (100.00%)		$49,438,021

Restricted Securities:
PNC Preferred FD, was purchased at 100.000 on 11/29/06. As of 09/30/09, the carrying value of each unit was 60.151, representing $902,265 or 1.83% of total net assets.
UNREALIZED APPRECIATION (DEPRECIATION)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the portfolios as of the period end were as follows:

Unrealized Appreciation	$2,088,155
Unrealized Depreciation	(2,327,939)

Net Unrealized Appreciation (Depreciation)	(239,784)

Cost for federal income tax purposes	$49,486,507
VALUATION
The Portfolio values its investment securities that are traded on any national exchange at the last sale price on the day of valuation or, lacking any sales, at the mean between the closing bid and asked prices. Investments traded in the over-the-counter market are valued at the mean between the bid and asked prices or yield equivalent. In situations where market quotations are not readily available or quoted market prices are not reliable, investments are valued at fair value in accordance with the procedures adopted by the Fund’s Board of Directors. Short-term investments are valued at market value, except that obligations maturing in 13 months or less are valued using the amortized cost method of valuation, which approximates market value. Under the amortized cost method, a security is valued at its cost on the date of purchase and thereafter is adjusted to reflect a constant amortization to maturity of the difference between the principal amount due at maturity and the cost of the investment to the portfolio.
Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:
Level 1 — quoted prices in active markets for identical securities on the measurement date
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term investments maturing in 13 months or less are valued using amortized cost. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.
The following is a summary of inputs used to value the Portfolio’s net assets as of September 30, 2009:

Valuation	Investment in
Inputs	Securities
Level 1-Quoted Prices:
Money market mutual fund	$184,130
Level 2-Other Significant Observable Inputs:
Debt securities issued by US government agencies	5,349,743
Corporate debt securities	19,921,893
Residential mortgage-backed securities	22,672,631
Commercial mortgage-backed securities	1,118,326
Level 3-Significant Unobservable Inputs:	—

Total	$49,246,723

EQUITRUST VARIABLE INSURANCE SERIES FUND
SCHEDULE OF INVESTMENTS
MANAGED PORTFOLIO
SEPTEMBER 30, 2009
(Unaudited)

	Shares
	Held	Value
COMMON STOCKS (65.62%)
APPAREL AND ACCESSORY STORES (0.70%)
Limited Brands, Inc.	30,900	$524,991

BUSINESS SERVICES (3.59%)
Automatic Data Processing, Inc.	11,300	444,090
eBay Inc. (1)	8,900	210,129
Microsoft Corp.	59,400	1,537,866
Oracle Corp.	24,830	517,457

		2,709,542
CHEMICALS AND ALLIED PRODUCTS (9.79%)
Abbott Laboratories	17,500	865,725
Amgen Inc. (1)	3,900	234,897
Colgate-Palmolive Co.	4,330	330,292
Dow Chemical Co. (The)	13,965	364,068
E. I. du Pont de Nemours and Co.	22,875	735,203
Johnson & Johnson	26,912	1,638,672
Mylan Inc. (1)	19,050	304,991
Pfizer Inc.	67,084	1,110,240
Procter & Gamble Co. (The)	13,605	788,002
Schering-Plough Corp.	15,700	443,525
Teva Pharmaceutical Industries Ltd.	11,399	576,333

		7,391,948
COMMUNICATIONS (1.58%)
AT&T Inc.	12,600	340,326
Comcast Corp.-Class A	13,590	229,535
Verizon Communications Inc.	20,675	625,832

		1,195,693
DEPOSITORY INSTITUTIONS (3.08%)
Bank of America Corp.	17,202	291,058
Bank of New York Mellon Corp. (The)	12,108	351,011
JPMorgan Chase & Co.	10,400	455,728
New York Community Bancorp, Inc.	44,834	512,004
Northern Trust Corp.	6,600	383,856
U.S. Bancorp	12,895	281,885
Wells Fargo & Co.	1,658	46,722

		2,322,264
ELECTRIC, GAS AND SANITARY SERVICES (4.90%)
Atmos Energy Corp.	22,952	646,787
Integrys Energy Group, Inc.	14,304	513,371
Pepco Holdings, Inc.	17,790	264,715
Pinnacle West Capital Corp.	24,200	794,244
Tortoise Energy Capital Corp.	51,433	1,018,373
Waste Management, Inc.	15,400	459,228

		3,696,718
ELECTRONIC AND OTHER ELECTRICAL EQUIPMENT (5.06%)
Cisco Systems, Inc. (1)	35,830	843,438
Energy Conversion Devices, Inc. (1)	14,000	162,120
General Electric Co.	106,965	1,756,365
Helen of Troy Ltd. (1)	12,334	239,650
Intel Corp.	42,000	821,940

		3,823,513
FABRICATED METAL PRODUCTS (0.57%)
Illinois Tool Works Inc.	10,155	433,720

FOOD AND KINDRED PRODUCTS (2.84%)
Coca-Cola Co. (The)	10,380	557,406
Diageo plc	7,200	442,728
Kraft Foods Inc.	15,399	404,532
PepsiCo, Inc.	12,650	742,049

		2,146,715
GENERAL MERCHANDISE STORES (1.61%)
Target Corp.	4,760	222,197
Wal-Mart Stores, Inc.	20,290	996,036

		1,218,233

	Shares
	Held	Value
HOLDING AND OTHER INVESTMENT OFFICES (2.06%)
H&Q Life Sciences Investors	21,230	195,953
iShares MSCI Japan Index	34,030	338,258
ProShares UltraShort 20+ Year Treasury (1)	15,800	695,358
Redwood Trust, Inc.	20,900	323,950

		1,553,519
INDUSTRIAL MACHINERY AND EQUIPMENT (4.22%)
3M Co.	6,535	482,283
Apple Inc. (1)	4,400	815,628
Baker Hughes Inc.	8,700	371,142
EMC Corp. (1)	36,800	627,072
Hewlett-Packard Co.	5,460	257,767
Ingersoll-Rand plc	20,634	632,845

		3,186,737
INSTRUMENTS AND RELATED PRODUCTS (0.89%)
Becton, Dickinson and Co.	6,235	434,891
Stryker Corp.	5,140	233,510

		668,401
INSURANCE AGENTS, BROKERS AND SERVICE (0.56%)
Arthur J. Gallagher & Co.	17,455	425,378

INSURANCE CARRIERS (2.58%)
Allstate Corp. (The)	7,140	218,627
EMC Insurance Group Inc.	43,593	921,120
MetLife, Inc.	11,370	432,856
Old Republic International Corp.	31,100	378,798

		1,951,401
METAL MINING (3.93%)
Barrick Gold Corp.	57,916	2,195,016
Newmont Mining Corp.	17,500	770,350

		2,965,366
MOTOR FREIGHT TRANSPORTATION AND WAREHOUSING (0.50%)
United Parcel Service, Inc.-Class B	6,720	379,478

OIL AND GAS EXTRACTION (5.92%)
Anadarko Petroleum Corp.	13,700	859,401
Apache Corp.	6,700	615,261
Devon Energy Corp.	6,400	430,912
Occidental Petroleum Corp.	22,250	1,744,400
Rowan Companies, Inc.	16,700	385,269
Weatherford International Ltd. (1)	21,000	435,330

		4,470,573
PAPER AND ALLIED PRODUCTS (0.48%)
Kimberly-Clark Corp.	6,115	360,663

PERSONAL SERVICES (0.39%)
Cintas Corp.	9,615	291,431

PETROLEUM AND COAL PRODUCTS (1.87%)
ConocoPhillips	17,170	775,397
Exxon Mobil Corp.	6,100	418,521
Valero Energy Corp.	11,100	215,229

		1,409,147
PIPELINES (1.90%)
Kinder Morgan Management, LLC (1)	30,250	1,432,338

RETAIL-DRUG AND PROPRIETARY STORES (0.31%)
Walgreen Co.	6,360	238,309

RETAIL-JEWELRY STORES (0.62%)
Tiffany & Co.	12,200	470,066

RUBBER AND MISCELLANEOUS PLASTICS PRODUCTS (0.69%)
Tupperware Brands Corp.	13,100	522,952

SECURITY AND COMMODITY BROKERS (0.61%)
BGC Partners, Inc.-Class A	108,505	464,401

SERVICES-ENGINEERING, ACCOUNTING, RESEARCH & MANAGEMENT (0.87%)
Quest Diagnostics Inc.	12,600	657,594

	Shares
	Held	Value
TOBACCO PRODUCTS (0.37%)
Philip Morris International Inc.	5,735	279,524

TRANSPORTATION EQUIPMENT (2.57%)
Federal Signal Corp.	36,400	261,716
Genuine Parts Co.	13,600	517,616
Honeywell International Inc.	16,905	628,021
ITT Corp.	10,190	531,409

		1,938,762
WHOLESALE TRADE — NONDURABLE GOODS (0.56%)
Sysco Corp.	17,085	424,562

Total Common Stocks (Cost $49,671,594)		49,553,939

PUBLICLY TRADED PARTNERSHIPS (2.23%)
PIPELINES
Buckeye Partners, L.P.	12,500	605,125
Enbridge Energy Partners, L.P.	12,200	549,732
Magellan Midstream Partners, L.P.	14,100	530,160

Total Publicly Traded Partnerships (Cost $1,549,833)		1,685,017

	Principal
	Amount
MORTGAGE-BACKED SECURITIES (26.18%)
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA)
2003-1 Class PE, 5.50%, due 07/01/32	$2,250,000	2,376,418
2003-11 Class QC, 5.50%, due 02/01/33	2,500,000	2,640,687
2003-71 Class AK, 5.00%, due 09/01/29	600,000	621,904
2003-116 Class JC, 5.00%, due 05/01/30	1,560,000	1,616,806
2004-22 Class BK, 3.47%, due 04/01/34	134,123	136,086
2004-26 Class GC, 5.00%, due 06/01/31	1,300,000	1,370,661
2004-72 Class DE, 5.00%, due 07/01/32	500,000	519,721
2004-76 Class VG, 5.00%, due 09/01/23	700,000	721,228
2004-89 Class KC, 4.00%, due 10/01/34	354,310	365,456
2004-105 Class PB, 5.00%, due 06/01/33	1,693,200	1,768,217
2004-105 Class VE, 5.50%, due 05/01/24	2,000,000	2,132,626
2004-109 Class WE, 5.00%, due 05/01/33	780,000	825,631
2005-44 Class KC, 5.00%, due 04/01/31	1,500,000	1,529,672
2005-80 Class VC, 5.00%, due 05/01/29	1,000,000	1,053,139
2006-38 Class OG, 5.00%, due 06/01/36	1,448,667	1,534,140
Pool # 2796, 7.00%, due 08/01/29	39,782	43,599
Pool # 3040, 7.00%, due 02/01/31	20,550	22,534
Pool # 3188, 6.50%, due 01/01/32	59,391	63,931
Pool # 3239, 6.50%, due 05/01/32	94,005	101,191
Pool # 3333, 5.50%, due 01/01/33	169,870	179,710
Pool # 3403, 5.50%, due 06/01/33	138,528	146,553

Total Mortgage-Backed Securities (Cost $18,471,661)		19,769,910

SHORT-TERM INVESTMENTS (5.76%)
COMMERCIAL PAPER (1.12%)
PETROLEUM AND COAL PRODUCTS
Chevron Corp., 0.13%, due 10/09/09	450,000	450,000
Chevron Corp., 0.10%, due 10/23/09	400,000	400,000

Total Commercial Paper (Cost $850,000)		850,000

UNITED STATES GOVERNMENT AGENCIES (2.65%)
Federal Home Loan Bank, due 10/19/09	400,000	399,974
Federal Home Loan Bank, due 11/02/09	425,000	424,955
Federal Home Loan Bank, due 11/20/09	475,000	474,940
Fed Home Loan Mortgage Corp., due 11/16/09	425,000	424,935
Federal National Mortgage Assoc., due 10/06/09	275,000	274,996

Total United States Government Agencies (Cost $1,999,800)		1,999,800

UNITED STATES TREASURY OBLIGATIONS (1.32%)
U.S. Treasury Bills, due 10/22/09	500,000	499,971
U.S. Treasury Bills, due 10/29/09	500,000	499,965

Total United States Treasury Obligations (Cost $999,936)		999,936

Shares
Held
MONEY MARKET MUTUAL FUND (0.67%)
JP Morgan U.S. Treasury Plus Money Market Fund (Cost $502,509)	502,509	502,509

	Shares
	Held
Total Short-Term Investments (Cost $4,352,245)		4,352,245

Total Investments (Cost $74,045,333) (99.79%)		75,361,111

OTHER ASSETS LESS LIABILITIES (0.21%)
Cash, receivables, prepaid expense and other assets, less liabilities		156,227

Total Net Assets (100.00%)		$75,517,338

(1) Non-income producing securities.
UNREALIZED APPRECIATION (DEPRECIATION)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the portfolios as of the period end were as follows:

Unrealized Appreciation	$9,414,326
Unrealized Depreciation	(8,008,863)

Net Unrealized Appreciation (Depreciation)	1,405,463

Cost for federal income tax purposes	$73,955,648
VALUATION
The Portfolio values its investment securities that are traded on any national exchange at the last sale price on the day of valuation or, lacking any sales, at the mean between the closing bid and asked prices. Investments traded in the over-the-counter market are valued at the mean between the bid and asked prices or yield equivalent. In situations where market quotations are not readily available or quoted market prices are not reliable, investments are valued at fair value in accordance with the procedures adopted by the Fund’s Board of Directors. Short-term investments are valued at market value, except that obligations maturing in 13 months or less are valued using the amortized cost method of valuation, which approximates market value. Under the amortized cost method, a security is valued at its cost on the date of purchase and thereafter is adjusted to reflect a constant amortization to maturity of the difference between the principal amount due at maturity and the cost of the investment to the portfolio.
Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:
Level 1 — quoted prices in active markets for identical securities on the measurement date
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term investments maturing in 13 months or less are valued using amortized cost. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.
The following is a summary of inputs used to value the Portfolio’s net assets as of September 30, 2009:

Valuation	Investment in
Inputs	Securities
Level 1-Quoted Prices:
Common stocks	$49,553,939
Publicly traded partnerships	1,685,017
Money market mutual fund	502,509
Level 2-Other Significant Observable Inputs:
Debt securities issued by US government agencies	2,999,736
Corporate debt securities	850,000
Residential mortgage-backed securities	19,769,910
Level 3-Significant Unobservable Inputs:	—

Total	$75,361,111

EQUITRUST VARIABLE INSURANCE SERIES FUND
SCHEDULE OF INVESTMENTS
MONEY MARKET PORTFOLIO
SEPTEMBER 30, 2009
(Unaudited)

	Annualized
	Yield on
	Purchase	Principal
	Date	Amount	Value
SHORT-TERM INVESTMENTS (95.48%)
COMMERCIAL PAPER (4.29%)
PETROLEUM AND COAL PRODUCTS
Chevron Corp., due 10/07/09	0.140%	$225,000	$225,000
Chevron Corp., due 10/09/09	0.140	300,000	300,000

Total Commercial Paper (Cost $525,000)			525,000

UNITED STATES GOVERNMENT AGENCIES (77.89%)
Federal Farm Credit Bank, due 11/09/09	0.101	300,000	299,967
Federal Home Loan Bank, due 10/02/09	0.051	425,000	424,999
Federal Home Loan Bank, due 10/16/09	0.122	300,000	299,985
Federal Home Loan Bank, due 10/21/09	0.188	250,000	249,974
Federal Home Loan Bank, due 10/23/09	0.122	225,000	224,983
Federal Home Loan Bank, due 10/27/09	0.142	225,000	224,977
Federal Home Loan Bank, due 10/28/09	0.132	300,000	299,971
Federal Home Loan Bank, due 10/30/09	0.101	325,000	324,974
Federal Home Loan Bank, due 11/02/09	0.142	150,000	149,981
Federal Home Loan Bank, due 11/03/09	0.112	325,000	324,967
Federal Home Loan Bank, due 11/17/09	0.061	150,000	149,988
Federal Home Loan Bank, due 11/18/09	0.101	250,000	249,967
Federal Home Loan Bank, due 11/20/09	0.101	255,000	254,965
Federal Home Loan Bank, due 11/25/09	0.041	300,000	299,982
Federal Home Loan Mortgage Corp., due 10/06/09	0.167	250,000	249,994
Federal Home Loan Mortgage Corp., due 10/14/09	0.172	250,000	249,985
Federal Home Loan Mortgage Corp., due 10/19/09	0.142	315,000	314,978
Federal Home Loan Mortgage Corp., due 10/20/09	0.183	250,000	249,976
Federal Home Loan Mortgage Corp., due 11/02/09	0.101	200,000	199,982
Federal Home Loan Mortgage Corp., due 11/16/09	0.142	300,000	299,946
Federal Home Loan Mortgage Corp., due 11/23/09	0.101	275,000	274,959
Federal Home Loan Mortgage Corp., due 11/30/09	0.112	275,000	274,950
Federal Home Loan Mortgage Corp., due 12/01/09	0.112	325,000	324,939
Federal Home Loan Mortgage Corp., due 12/07/09	0.096	375,000	374,934
Federal Home Loan Mortgage Corp., due 12/14/09	0.101	250,000	249,949
Federal National Mortgage Assoc., due 10/05/09	0.152	250,000	249,996
Federal National Mortgage Assoc., due 10/26/09	0.063	550,000	549,976
Federal National Mortgage Assoc., due 10/29/09	0.101	250,000	249,981
Federal National Mortgage Assoc., due 11/04/09	0.142	250,000	249,967
Federal National Mortgage Assoc., due 11/25/09	0.117	325,000	324,943
Federal National Mortgage Assoc., due 11/30/09	0.041	325,000	324,978
Federal National Mortgage Assoc., due 12/16/09	0.091	375,000	374,929
Federal National Mortgage Assoc., due 12/17/09	0.122	250,000	249,936
Federal National Mortgage Assoc., due 12/23/09	0.081	100,000	99,982

Total United States Government Agencies (Cost $9,518,960)			9,518,960

UNITED STATES TREASURY OBLIGATIONS (13.30%)
U.S. Treasury Bills, due 10/01/09	0.132	350,000	350,000
U.S. Treasury Bills, due 10/08/09	0.112	325,000	324,993
U.S. Treasury Bills, due 10/22/09	0.112	300,000	299,981
U.S. Treasury Bills, due 11/05/09	0.101	250,000	249,976
U.S. Treasury Bills, due 11/19/09	0.056	400,000	399,970

Total United States Treasury Obligations (Cost $1,624,920)			1,624,920

Total Short Term Investments (Cost $11,668,880)			11,668,880

	Annualized
	Yield on
	Purchase	Principal
	Date	Amount	Value
OTHER ASSETS LESS LIABILITIES (4.52%)
Cash, receivables, prepaid insurance and other assets, less liabilities			552,208

Total Net Assets (100.00%)			$12,221,088

VALUATION
The Money Market Portfolio values investments at amortized cost, which approximates market value. Under the amortized cost method, a security is valued at its cost on the date of purchase and thereafter is adjusted to reflect a constant amortization to maturity of the difference between the principal amount due at maturity and the cost of the investment to the portfolio.
Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:
Level 1 — quoted prices in active markets for identical securities on the measurement date
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term investments maturing in 13 months or less are valued using amortized cost. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.
The following is a summary of inputs used to value the Portfolio’s net assets as of September 30, 2009:

Valuation	Investment in
Inputs	Securities
Level 1-Quoted Prices:	$—
Level 2-Other Significant Observable Inputs:
Debt securities issued by US government agencies	11,143,880
Corporate debt securities	525,000
Level 3-Significant Unobservable Inputs:	—

Total	$11,668,880

EQUITRUST VARIABLE INSURANCE SERIES FUND
SCHEDULE OF INVESTMENTS
STRATEGIC YIELD PORTFOLIO
SEPTEMBER 30, 2009
(Unaudited)

	Shares
	Held	Value
PREFERRED STOCKS (2.00%)
DEPOSITORY INSTITUTIONS
Sovereign Capital Trust V, 7.75% (Cost $800,000)	32,000	$776,320

	Principal
	Amount
CORPORATE BONDS (75.52%)
APPAREL AND ACCESSORY STORES (3.43%)
Woolworth (FW) Corp., 8.50%, due 01/15/22	$1,400,000	1,330,000

CHEMICALS AND ALLIED PRODUCTS (4.11%)
Lubrizol Corp. (The), 8.875%, due 02/01/19	750,000	927,540
Nova Chemicals Corp., 7.875%, due 09/15/25	800,000	668,000

		1,595,540
DEPOSITORY INSTITUTIONS (2.33%)
PNC Preferred FD, 144A, 6.517%, due 12/31/49	1,500,000	902,265

ELECTRIC, GAS AND SANITARY SERVICES (17.57%)
Avista Corp., 5.95%, due 06/01/18	1,400,000	1,499,134
Bruce Mansfield Unit 1, 6.85%, due 06/01/34	1,487,646	1,495,992
Entergy Corp., 6.18%, due 03/01/35	1,700,000	1,668,941
ESI Tractebel Acquisition Corp., 7.99%, due 12/30/11	176,000	176,072
Sabine Pass LNG, L.P., 7.50%, due 11/30/16	1,000,000	863,400
South Carolina Electric & Gas Co., 6.50%, due 11/01/18	800,000	937,432
Waterford 3 Nuclear Power Plant, 8.09%, due 01/02/17	168,590	174,229

		6,815,200
FOOD STORES (3.65%)
Safeway Inc., 7.45%, due 09/15/27	1,200,000	1,415,291

FURNITURE AND FIXTURES (3.40%)
Steelcase Inc., 6.50%, due 08/15/11	1,300,000	1,318,720

HOLDING AND OTHER INVESTMENT OFFICES (13.45%)
First Industrial, L.P., 7.60%, due 07/15/28	700,000	517,846
First Industrial, L.P., 7.75%, due 04/15/32	500,000	369,490
Hospitality Properties Trust, 6.75%, due 02/15/13	1,300,000	1,292,343
HRPT Properties Trust, 6.25%, due 08/15/16	1,075,000	982,958
iStar Financial Inc.-Series B, 5.70%, due 03/01/14	1,171,000	607,913
Realty Income Corp., 6.75%, due 08/15/19	1,500,000	1,449,120

		5,219,670
INSURANCE CARRIERS (1.47%)
PXRE Capital Trust, 8.85%, due 02/01/27	670,000	572,850

MOTION PICTURES (2.52%)
Time Warner Inc., 8.375%, due 03/15/23	800,000	978,328

OIL AND GAS EXTRACTION (2.15%)
Nabors Industries, Inc., 9.25%, due 01/15/19	700,000	833,385

	Principal
	Amount
PAPER AND ALLIED PRODUCTS (7.66%)
Cascades Inc., 7.25%, due 02/15/13	1,000,000	975,950
International Paper Co., 7.95%, due 06/15/18	1,000,000	1,085,780
Potlatch Corp., 9.125%, due 12/01/09	900,000	908,361

		2,970,091
PIPELINES (4.52%)
NuStar Logistics, L.P., 7.65%, due 04/15/18	1,600,000	1,753,664

STONE, CLAY, GLASS AND CONCRETE PRODUCTS (1.69%)
Owens Corning, 9.00%, due 06/15/19	600,000	654,888

TRANSPORTATION — BY AIR (2.55%)
Continental Airlines, Inc. Pass-Through Certificates 1997-1 Class 1A, 7.461%, due 10/01/16	1,031,104	989,860

WATER TRANSPORTATION (5.02%)
Overseas Shipholding Group, Inc., 8.75%, due 12/01/13	1,100,000	1,031,646
Windsor Petroleum Transportation, 144A, 7.84%, due 01/15/21 (1)	994,312	915,036

		1,946,682

Total Corporate Bonds (Cost $30,386,580)		29,296,434

MORTGAGE-BACKED SECURITIES (15.51%)
FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) (10.11%)
3023 Class TG, 5.50%, due 08/01/35	617,081	626,757
3051 Class MY, 5.50%, due 10/01/25	1,000,000	1,048,820
Pool # A53146, 5.50%, due 10/01/36	377,517	396,059
Pool # A69436, 6.00%, due 12/01/37	803,982	848,723
Pool # G02648, 5.50%, due 12/01/36	952,927	999,729

		3,920,088
FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) (5.40%)
Pool # 256103, 5.50%, due 02/01/26	562,015	595,454
Pool # 897144, 6.00%, due 09/01/36	577,500	611,194
Pool # 928570, 6.00%, due 08/01/37	839,483	887,674

		2,094,322

Total Mortgage-Backed Securities (Cost $5,697,372)		6,014,410

SHORT-TERM INVESTMENTS (6.13%)
COMMERCIAL PAPER (1.03%)
PETROLEUM & COAL PRODUCTS
Chevron Corp., 0.14%, due 10/09/09 (Cost $400,000)	400,000	400,000

UNITED STATES GOVERNMENT AGENCIES (4.77%)
Federal Home Loan Bank, due 10/28/09	750,000	749,961
Federal National Mortgage Assoc., due 10/19/09	1,100,000	1,099,934

Total United States Government Agencies (Cost $1,849,895)		1,849,895

	Shares
	Held
MONEY MARKET MUTUAL FUND (0.33%)
JPMorgan U.S. Treasury Plus Money Market Fund (Cost $126,853)	126,853	126,853

Total Short-Term Investments (Cost $2,376,748)		2,376,748

Total Investments (Cost $39,260,700) (99.16%)		38,463,912

OTHER ASSETS LESS LIABILITIES (0.84%)
Cash, receivables, prepaid expense and other assets, less liabilities		326,737

Total Net Assets (100.00%)		$38,790,649

(1) Restricted securities:
PNC Preferred FD, was purchased at 100.000 on 11/29/06. As of 09/30/09, the carrying value of each unit was 60.151, representing $902,265 or 2.32% of total net assets.
Windsor Petroleum Transportation was purchased at 80.500 on 08/26/99. As of 09/30/09, the carrying value of each unit was 92.027, representing $915,036 or 2.36% of total net assets.
As of 09/30/09, the carrying value of all restricted securities was $1,817,301 or 4.68% of total net assets.
UNREALIZED APPRECIATION (DEPRECIATION)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the portfolios as of the period end were as follows:

Unrealized Appreciation	$1,544,078
Unrealized Depreciation	(2,340,866)

Net Unrealized Appreciation (Depreciation)	(796,788)

Cost for federal income tax purposes	$39,260,700
VALUATION
The Portfolio values its investment securities that are traded on any national exchange at the last sale price on the day of valuation or, lacking any sales, at the mean between the closing bid and asked prices. Investments traded in the over-the-counter market are valued at the mean between the bid and asked prices or yield equivalent. In situations where market quotations are not readily available or quoted market prices are not reliable, investments are valued at fair value in accordance with the procedures adopted by the Fund’s Board of Directors. Short-term investments are valued at market value, except that obligations maturing in 13 months or less are valued using the amortized cost method of valuation, which approximates market value. Under the amortized cost method, a security is valued at its cost on the date of purchase and thereafter is adjusted to reflect a constant amortization to maturity of the difference between the principal amount due at maturity and the cost of the investment to the portfolio.
Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:
Level 1 — quoted prices in active markets for identical securities on the measurement date
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term investments maturing in 13 months or less are valued using amortized cost. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.
The following is a summary of inputs used to value the Portfolio’s net assets as of September 30, 2009:

Valuation	Investment in
Inputs	Securities
Level 1-Quoted Prices:
Preferred stock	$776,320
Money market mutual fund	126,853
Level 2-Other Significant Observable Inputs:
Debt securities issued by US government agencies	1,849,895
Corporate debt securities	29,696,434
Residential mortgage-backed securities	6,014,410
Level 3-Significant Unobservable Inputs:	—

Total	$38,463,912

EQUITRUST VARIABLE INSURANCE SERIES FUND
SCHEDULE OF INVESTMENTS
VALUE GROWTH PORTFOLIO
SEPTEMBER 30, 2009
(Unaudited)

	Shares
	Held	Value
COMMON STOCKS (87.12%)
APPAREL AND ACCESSORY STORES (0.64%)
Limited Brands, Inc.	19,200	$326,208

AMUSEMENT AND RECREATION SERVICES (0.66%)
Bally Technologies, Inc. (1)	8,700	333,819

BUSINESS SERVICES (8.07%)
Adobe Systems Inc. (1)	11,700	386,568
Automatic Data Processing, Inc. (1)	6,700	263,310
eBay Inc. (1)	13,135	310,117
ManTech International Corp.-Series A	5,900	278,244
Microsoft Corp.	55,255	1,430,552
Oracle Corp.	46,070	960,099
Symantec Corp. (1)	28,002	461,193

		4,090,083
CHEMICALS AND ALLIED PRODUCTS (11.14%)
Abbott Laboratories	7,600	375,972
Amgen Inc. (1)	7,625	459,254
Charles River Laboratories International, Inc. (1)	8,500	314,330
Colgate-Palmolive Co.	2,605	198,709
Dow Chemical Co. (The)	5,330	138,953
E. I. du Pont de Nemours and Co.	16,005	514,401
Johnson & Johnson	16,700	1,016,863
Mylan Inc. (1)	10,050	160,901
Pfizer Inc.	36,386	602,188
Procter & Gamble Co. (The)	16,425	951,336
Schering-Plough Corp.	14,980	423,185
Teva Pharmaceutical Industries Ltd.	9,691	489,977

		5,646,069
COMMUNICATIONS (2.52%)
AT&T Inc.	17,660	476,997
Comcast Corp.-Class A	14,065	237,558
Time Warner Cable Inc.	2,459	105,958
Verizon Communications Inc.	15,065	456,018

		1,276,531
DEPOSITORY INSTITUTIONS (3.02%)
Bank of America Corp.	16,089	272,226
Bank of New York Mellon Corp. (The)	7,150	207,278
JPMorgan Chase & Co.	6,600	289,212
New York Community Bancorp, Inc.	23,156	264,442
Northern Trust Corp.	4,200	244,272
U.S. Bancorp	9,135	199,691
Wells Fargo & Co.	1,981	55,825

		1,532,946
EATING AND DRINKING PLACES (0.25%)
McDonald’s Corp.	2,200	125,554

ELECTRIC, GAS AND SANITARY SERVICES (3.34%)
Atmos Energy Corp.	11,267	317,504
CMS Energy Corp.	28,300	379,220
Integrys Energy Group, Inc.	9,886	354,809
Pepco Holdings, Inc.	12,335	183,545
Pinnacle West Capital Corp.	9,200	301,944
Waste Management, Inc.	5,300	158,046

		1,695,068
ELECTRONIC AND OTHER ELECTRICAL EQUIPMENT (6.34%)
BigBand Networks, Inc. (1)	42,700	171,227
Cisco Systems, Inc. (1)	46,570	1,096,258
Energy Conversion Devices, Inc. (1)	13,100	151,698
General Electric Co.	66,480	1,091,602
Helen of Troy Ltd. (1)	8,966	174,209
Intel Corp.	17,500	342,475
QUALCOMM Inc.	4,200	188,916

		3,216,385

	Shares
	Held	Value
FABRICATED METAL PRODUCTS (1.06%)
Illinois Tool Works Inc.	12,580	537,292

FOOD AND KINDRED PRODUCTS (2.81%)
Coca-Cola Co. (The)	6,870	368,919
Coca-Cola FEMSA, S.A.B. de C.V.	3,700	177,970
H.J. Heinz Co.	6,100	242,475
Kraft Foods Inc.	12,708	333,839
PepsiCo, Inc.	5,180	303,859

		1,427,062
GENERAL MERCHANDISE STORES (2.20%)
Target Corp.	8,415	392,812
Wal-Mart Stores, Inc.	14,735	723,341

		1,116,153
HOLDING AND OTHER INVESTMENT OFFICES (3.30%)
Adams Express Co. (The)	67,123	655,792
H&Q Life Sciences Investors	38,359	354,054
ProShares UltraShort 20+ Year Treasury (1)	10,400	457,704
Redwood Trust, Inc.	13,200	204,600

		1,672,150
INDUSTRIAL MACHINERY AND EQUIPMENT (5.75%)
3M Co.	5,890	434,682
Apple Inc. (1)	4,160	771,139
Baker Hughes Inc.	6,200	264,492
EMC Corp. (1)	62,025	1,056,906
Hewlett-Packard Co.	5,270	248,797
Sigma Designs, Inc. (1)	9,700	140,941

		2,916,957
INSTRUMENTS AND RELATED PRODUCTS (4.18%)
Agilent Technologies, Inc. (1)	7,000	194,810
Becton, Dickinson and Co.	5,326	371,488
Bio-Rad Laboratories, Inc. (1)	3,300	303,204
Danaher Corp.	2,400	161,568
FLIR Systems, Inc. (1)	20,800	581,776
Mettler-Toledo International Inc. (1)	3,375	305,741
Stryker Corp.	4,380	198,983

		2,117,570
INSURANCE AGENTS, BROKERS AND SERVICE (0.59%)
Arthur J. Gallagher & Co.	12,365	301,335

INSURANCE CARRIERS (2.50%)
Allstate Corp. (The)	4,910	150,344
American Equity Investment Life Holding Co.	29,300	205,686
CIGNA Corp.	10,400	292,136
EMC Insurance Group Inc.	13,610	287,579
MetLife, Inc.	8,705	331,399

		1,267,144
LEATHER AND LEATHER PRODUCTS (0.60%)
Coach, Inc.	9,300	306,156

METAL MINING (2.91%)
Barrick Gold Corp.	24,946	945,453
Newmont Mining Corp.	12,000	528,240

		1,473,693
MISCELLANEOUS RETAIL (0.57%)
Tiffany & Co.	7,500	288,975

MOTION PICTURES (1.14%)
Time Warner Inc.	9,796	281,929
Walt Disney Company (The)	10,715	294,234

		576,163
MOTOR FREIGHT TRANSPORTATION AND WAREHOUSING (0.63%)
United Parcel Service, Inc.-Class B	5,675	320,467

	Shares
	Held	Value
OIL AND GAS EXTRACTION (8.00%)
Anadarko Petroleum Corp.	10,200	639,846
Apache Corp.	5,200	477,516
Devon Energy Corp.	4,600	309,718
Exterran Holdings, Inc. (1)	5,900	140,066
Helmerich & Payne, Inc.	14,600	577,138
Noble Corp.	8,600	326,456
Occidental Petroleum Corp.	6,800	533,120
Rowan Companies, Inc.	8,800	203,016
Transocean Ltd. (1)	4,600	393,438
Weatherford International Ltd. (1)	14,600	302,658
Whiting Petroleum Corp. (1)	2,700	155,466

		4,058,438
PAPER AND ALLIED PRODUCTS (0.47%)
Kimberly-Clark Corp.	4,020	237,100

PERSONAL SERVICES (1.10%)
Cintas Corp.	6,770	205,199
Service Corp. International	50,000	350,500

		555,699
PETROLEUM AND COAL PRODUCTS (3.19%)
Chevron Corp.	10,300	725,429
ConocoPhillips	10,257	463,206
Exxon Mobil Corp.	4,500	308,745
Valero Energy Corp.	6,300	122,157

		1,619,537
PRIMARY METAL INDUSTRIES (0.26%)
ArcelorMittal	3,500	129,990

RAILROAD TRANSPORTATION (0.36%)
Union Pacific Corp.	3,140	183,219

RETAIL-DRUG AND PROPRIETARY STORES (0.39%)
Walgreen Co.	5,245	196,530

RETAIL-FURNISHINGS AND HOME FURNITURE STORES (1.13%)
Bed Bath & Beyond Inc. (1)	7,010	263,155
GameStop Corp.-Class A (1)	11,700	309,699

		572,854
RUBBER AND MISCELLANEOUS PLASTICS PRODUCTS (0.63%)
Tupperware Brands Corp.	8,000	319,360

SECURITY AND COMMODITY BROKERS (1.98%)
BGC Partners, Inc.	68,775	294,357
Investment Technology Group, Inc. (1)	9,600	268,032
SEI Investments Co.	22,450	441,816

		1,004,205
SERVICES-ENGINEERING, ACCOUNTING, RESEARCH & MANAGEMENT (0.74%)
Quest Diagnostics Inc.	7,200	375,768

TOBACCO PRODUCTS (0.58%)
Philip Morris International Inc.	6,010	292,927

TRANSPORTATION EQUIPMENT (3.37%)
Federal Signal Corp.	13,300	95,627
Genuine Parts Co.	6,200	235,972
Honeywell International Inc.	18,835	699,720
ITT Corp.	13,020	678,993

		1,710,312
WHOLESALE TRADE — NONDURABLE GOODS (0.70%)
Sysco Corp.	14,390	357,591

Total Common Stocks (Cost $45,662,283)		44,177,310

SHORT-TERM INVESTMENTS (12.79%)
MONEY MARKET MUTUAL FUND (1.04%)
JPMorgan U.S. Treasury Plus Money Market Fund (Cost $528,748)	528,748	528,748

	Principal
	Amount
COMMERCIAL PAPER (1.78%)
PETROLEUM AND COAL PRODUCTS
Chevron Corp., 0.14%, due 10/05/09	$400,000	400,000
Chevron Corp., 0.13%, due 10/07/09	500,000	500,000

Total Commercial Paper (Cost $900,000)		900,000

UNITED STATES GOVERNMENT AGENCIES (8.98%)
Federal Home Loan Bank, due 10/19/09	400,000	399,974
Federal Home Loan Bank, due 10/27/09	500,000	499,960
Federal Home Loan Bank, due 11/02/09	450,000	449,968
Federal Home Loan Bank, due 11/20/09	500,000	499,938
Federal Home Loan Mortgage Corp., due 10/09/09	500,000	499,989
Federal Home Loan Mortgage Corp., due 11/09/09	400,000	399,952
Federal Home Loan Mortgage Corp., due 11/16/09	405,000	404,938
Federal National Mortgage Assoc., due 10/13/09	500,000	499,983
Federal National Mortgage Assoc., due 11/02/09	400,000	399,943
Federal National Mortgage Assoc., due 12/16/09	500,000	499,905

Total United States Government Agencies (Cost $4,554,550)		4,554,550

UNITED STATES TREASURY OBLIGATIONS (0.99%)
U.S. Treasury Bills, due 10/22/2009 (Cost $499,971)	500,000	499,971

Total Short-Term Investments (Cost $6,483,269)		6,483,269

Total Investments (Cost $52,145,552) (99.91%)		50,660,579

OTHER ASSETS LESS LIABILITIES (0.09%)
Cash, receivables, prepaid expense and other assets, less liabilities		43,890

Total Net Assets (100.00%)		$50,704,469

(1) Non-income producing securities.
UNREALIZED APPRECIATION (DEPRECIATION)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the portfolios as of the period end were as follows:

Unrealized Appreciation	$5,742,654
Unrealized Depreciation	(7,161,886)

Net Unrealized Appreciation (Depreciation)	(1,419,232)

Cost for federal income tax purposes	$52,079,811
VALUATION
The Portfolio values its investment securities that are traded on any national exchange at the last sale price on the day of valuation or, lacking any sales, at the mean between the closing bid and asked prices. Investments traded in the over-the-counter market are valued at the mean between the bid and asked prices or yield equivalent. In situations where market quotations are not readily available or quoted market prices are not reliable, investments are valued at fair value in accordance with the procedures adopted by the Fund’s Board of Directors. Short-term investments are valued at market value, except that obligations maturing in 13 months or less are valued using the amortized cost method of valuation, which approximates market value. Under the amortized cost method, a security is valued at its cost on the date of purchase and thereafter is adjusted to reflect a constant amortization to maturity of the difference between the principal amount due at maturity and the cost of the investment to the portfolio.
Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:
Level 1 — quoted prices in active markets for identical securities on the measurement date
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term investments maturing in 13 months or less are valued using amortized cost. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.
The following is a summary of inputs used to value the Portfolio’s net assets as of September 30, 2009:

Valuation	Investment in
Inputs	Securities
Level 1-Quoted Prices:
Common stocks	$44,177,310
Money market mutual fund	528,748
Level 2-Other Significant Observable Inputs:
Debt securities issued by US government agencies	5,054,521
Corporate debt securities	900,000
Level 3-Significant Unobservable Inputs:	—

Total	$50,660,579

Item 2. Controls and Procedures
(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There has been no change to the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act are filed as exhibits hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) EquiTrust Variable Insurance Series Fund

By:	/s/ Kristi Rojohn

Kristi Rojohn
Chief Executive Officer and Secretary

Date:	11/23/2009
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kristi Rojohn

Kristi Rojohn
Chief Executive Officer and Secretary

Date:	11/23/2009

By:	/s/ James P. Brannen

James P. Brannen
Chief Financial Officer

Date:	11/23/2009